SEC 1972 (6/02)	**Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.**

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate feder notice will not result in a loss of an available state exemption state exemption unless such exemption is predicated on the filing of a federal notice.

07081245

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL
OMB Number: 3235-0076
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JUL 2 3 2007

160

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY		
Prefix		Serial
DATE RECEIVED		

Name of Offering ([ ] check if this is an amendment and name has changed, and indicate change.)
Penneco Drilling Associates 2007-1 – Units of General/Limited Partnership Interests

Filing Under (Check box(es) that apply):

[ ] Rule 504 [ ] Rule 505 [X] Rule 506 [ ] Section 4(6) [ ] ULOE

Type of Filing: [ ] New Filing [X] Amendment

PROCESSED
NOV 0 6 2007
THOMSON FINANCIAL

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer ([ ] check if this is an amendment and name has changed, and indicate change.)
Penneco Drilling Associates 2007-1

Address of Executive Offices (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code)
6608 Route 22, P.O. Box 300, Delmont, Pennsylvania 15626-0300 (724) 468-8232

Address of Principal Business Operations (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code)
(if different from Executive Offices)

Brief Description of Business

Oil and gas well drilling and operation.

Type of Business Organization

[ ] corporation [X] limited partnership, already formed [ ] other (please specify):
[ ] business trust [ ] limited partnership, to be formed

	Month	Year		
Actual or Estimated Date of Incorporation or Organization:	[10][02]	[0][7]	[X] Actual	[ ] Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State; CN for Canada; FN for other foreign jurisdiction) [P] [A]

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix in the notice constitutes a part of this notice and must be completed.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that apply: [X] Promoter [X] Beneficial Owner [ ] Executive Officer [ ] Director [X] General and/or Managing Partner

Full Name (Last name first, if individual)
Penneco Oil Company, Inc. (a Delaware corporation)

Business or Residence Address (Number and Street, City, State, Zip Code)

6608 Route 22, P.O. Box 300, Delmont, Pennsylvania 15626-0300

Check Box(es) that apply:	[ ]	Promoter	[ ]	Beneficial Owner	[ ]	Executive Officer	[ ]	Director	[ ]	General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that apply:	[ ]	Promoter	[ ]	Beneficial Owner	[ ]	Executive Officer	[ ]	Director	[ ]	General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that apply:	[ ]	Promoter	[ ]	Beneficial Owner	[ ]	Executive Officer	[ ]	Director	[ ]	General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that apply:	[ ]	Promoter	[ ]	Beneficial Owner	[ ]	Executive Officer	[ ]	Director	[ ]	General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that apply:	[ ]	Promoter	[ ]	Beneficial Owner	[ ]	Executive Officer and Manager	[ ]	Director	[ ]	General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that apply:	[ ]	Promoter	[ ]	Beneficial Owner	[ ]	Executive Officer	[ ]	Director	[ ]	General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

[Remainder of Page Left Blank Intentionally]

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	Yes [ ]	No [X]
Answer also in Appendix, Column 2, if filing under ULOE.		
2. What is the minimum investment that will be accepted from any individual?	$12,500*1	
3. Does the offering permit joint ownership of a single unit?	Yes [X]	No [ ]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual) N/A [More than five persons to be listed are associated with the broker/dealer identified below.]

Business or Residence Address (Number and Street, City, State, Zip Code)
3000 McKnight East Drive, Pittsburgh, Pennsylvania 15237

Name of Associated Broker or Dealer
Allegheny Investments, Ltd.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	**[CA]**	[CO]	**[CT]**	[DE]	[DC]	**[FL]**	[GA]	[HI]	[ID]
[IL]	**[IN]**	[IA]	[KS]	**[KY]**	[LA]	[ME]	**[MD]**	[MA]	**[MI]**	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	**[NH]**	**[NJ]**	[NM]	**[NY]**	**[NC]**	[ND]	**[OH]**	[OK]	[OR]	**[PA]**
[RI]	**[SC]**	[SD]	[TN]	**[TX]**	[UT]	[VT]	**[VA]**	[WA]	**[WV]**	[WI]	[WY]	[PR]

Full Name (Last name first, if individual) N/A [More than five persons to be listed are associated with the broker/dealer identified below.]

Business or Residence Address (Number and Street, City, State, Zip Code)
14497 North Dale Mabry Hwy, Suite 215, Tampa, Florida 33618

Name of Associated Broker or Dealer
Calton & Associates, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	**[AZ]**	**[AR]**	**[CA]**	[CO]	[CT]	[DE]	[DC]	**[FL]**	**[GA]**	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	**[KY]**	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	**[NE]**	**[NV]**	[NH]	**[NJ]**	[NM]	**[NY]**	**[NC]**	[ND]	**[OH]**	[OK]	[OR]	**[PA]**
[RI]	**[SC]**	[SD]	[TN]	**[TX]**	[UT]	[VT]	[VA]	[WA]	**[WV]**	[WI]	[WY]	[PR]

Full Name (Last name first, if individual) N/A [More than five persons to be listed are associated with the broker/dealer identified below.]

Business or Residence Address (Number and Street, City, State, Zip Code)
29 Sawyer Road, Waltham, Massachusetts 02453

Name of Associated Broker or Dealer
Commonwealth Financial Network

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	**[CA]**	[CO]	**[CT]**	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	**[ME]**	**[MD]**	**[MA]**	**[MI]**	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	**[NH]**	[NJ]	[NM]	**[NY]**	**[NC]**	[ND]	[OH]	[OK]	[OR]	**[PA]**
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

*1 *The amount of $12,500 represents 10 Units at $1,250 each. The Managing General Partner, Penneco Oil Company, Inc., in its discretion may accept a subscription for less.*

Full Name (Last name first, if individual) N/A [More than five persons to be listed are associated with the broker/dealer identified below.]

Business or Residence Address (Number and Street, City, State, Zip Code)
308 Seventh Avenue, Pittsburgh, Pennsylvania 15222

Name of Associated Broker or Dealer
Hefren-Tillotson, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual) N/A [More than five persons to be listed are associated with the broker/dealer identified below.]

Business or Residence Address (Number and Street, City, State, Zip Code)
Chapel Hill Professional Center, 200 Brush Run Road, Suite A, Greensburg, PA 15601

Name of Associated Broker or Dealer
Trustmont Financial Group, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual) N/A [More than five persons to be listed are associated with the broker/dealer identified below.]

Business or Residence Address (Number and Street, City, State, Zip Code)
One Valmont Plaza, 4th Floor, Omaha, Nebraska 68154

Name of Associated Broker or Dealer
QA3 Financial Corporation

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	**[AZ]**	**[AR]**	**[CA]**	[CO]	[CT]	[DE]	[DC]	**[FL]**	[GA]	**[HI]**	**[ID]**
[IL]	**[IN]**	[IA]	[KS]	**[KY]**	**[LA]**	[ME]	[MD]	[MA]	**[MI]**	**[MN]**	[MS]	**[MO]**
[MT]	**[NE]**	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	**[SD]**	**[TN]**	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	**[WI]**	[WY]	[PR]

[Continued Next Page]

Full Name (Last name first, if individual) N/A [More than five persons to be listed are associated with the broker/dealer identified below.]

Business or Residence Address (Number and Street, City, State, Zip Code)
5900 O Street, 4th Floor, Lincoln, Nebraska 68510

Name of Associated Broker or Dealer
Ameritas Investment Corp.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [<u>PA</u>]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual) N/A [More than five persons to be listed are associated with the broker/dealer identified below.]

Business or Residence Address (Number and Street, City, State, Zip Code)
4775 Wallingford Street, Pittsburgh, Pennsylvania 15213-1711

Name of Associated Broker or Dealer
Thomas M. Nixon & Associates

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL] [AK] [AZ] [AR] [<u>CA</u>] [CO] [CT] [DE] [DC] [<u>FL</u>] [<u>GA</u>] [HI] [ID]
[IL] [IN] [IA] [KS] [<u>KY</u>] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [<u>NV</u>] [NH] [<u>NJ</u>] [NM] [<u>NY</u>] [<u>NC</u>] [ND] [<u>OH</u>] [OK] [OR] [<u>PA</u>]
[RI] [<u>SC</u>] [SD] [TN] [<u>TX</u>] [UT] [VT] [<u>VA</u>] [WA] [<u>WV</u>] [WI] [WY] [PR]

Full Name (Last name first, if individual) N/A [More than five persons to be listed are associated with the broker/dealer identified below.]

Business or Residence Address (Number and Street, City, State, Zip Code)
3500 Parkway Lane, Suite 220, Norcross, Georgia 30092

Name of Associated Broker or Dealer
Triad Advisors

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL] [AK] [AZ] [AR] [<u>CA</u>] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[<u>IL</u>] [<u>IN</u>] [IA] [KS] [KY] [LA] [ME] [MD] [<u>MA</u>] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [<u>NY</u>] [NC] [ND] [<u>OH</u>] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [<u>TX</u>] [UT] [VT] [VA] [WA] [WV] [WI] [<u>WY</u>] [PR]

Full Name (Last name first, if individual) N/A [More than five persons to be listed are associated with the broker/dealer identified below.]

Business or Residence Address (Number and Street, City, State, Zip Code)
8620 West 110th Street, Suite 200, Overland Park, Kansas 66210

Name of Associated Broker or Dealer
VSR Financial Services, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[<u>AL</u>] [AK] [AZ] [AR] [<u>CA</u>] [<u>CO</u>] [CT] [DE] [DC] [<u>FL</u>] [<u>GA</u>] [HI] [ID]
[<u>IL</u>] [IN] [<u>IA</u>] [<u>KS</u>] [KY] [<u>LA</u>] [ME] [MD] [MA] [<u>MI</u>] [<u>MN</u>] [MS] [<u>MO</u>]
[<u>MT</u>] [<u>NE</u>] [<u>NV</u>] [NH] [<u>NJ</u>] [NM] [NY] [NC] [<u>ND</u>] [<u>OH</u>] [<u>OK</u>] [OR] [<u>PA</u>]
[RI] [SC] [SD] [TN] [<u>TX</u>] [UT] [VT] [VA] [<u>WA</u>] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual) N/A [More than five persons to be listed are associated with the broker/dealer identified below.]

Business or Residence Address (Number and Street, City, State, Zip Code)
515 N. Flagler Drive, Suite 703, West Palm Beach, FL 33401

Name of Associated Broker or Dealer
1st Discount Brokerage

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual) N/A [More than five persons to be listed are associated with the broker/dealer identified below.]

Business or Residence Address (Number and Street, City, State, Zip Code)
2090 Marina Avenue, Petaluma, CA 94954-6030

Name of Associated Broker or Dealer
Legacy Financial Services

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual) N/A [More than five persons to be listed are associated with the broker/dealer identified below.]

Business or Residence Address (Number and Street, City, State, Zip Code)
6500 City W. Parkway, Suite 350, Eden Prairie, MN 55344

Name of Associated Broker or Dealer
Workman Securities

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual) N/A [More than five persons to be listed are associated with the broker/dealer identified below.]

Business or Residence Address (Number and Street, City, State, Zip Code)
3333 S. Wadsworth Boulevard, Suite 231, Lakewood, CO 80227

Name of Associated Broker or Dealer
Stephen A. Kohn and Associates, Ltd.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual) N/A [More than five persons to be listed are associated with the broker/dealer identified below.]

Business or Residence Address (Number and Street, City, State, Zip Code)
7425 Mission Valley Road, Suite 203, San Diego, CA 92108

Name of Associated Broker or Dealer
Independent Financial Group

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual) N/A [More than five persons to be listed are associated with the broker/dealer identified below.]

Business or Residence Address (Number and Street, City, State, Zip Code)
1250 Capital of Texas Hwy. S., Bldg. B, Suite 125, Austin, TX 78746

Name of Associated Broker or Dealer
NFP Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual) N/A [More than five persons to be listed are associated with the broker/dealer identified below.]

Business or Residence Address (Number and Street, City, State, Zip Code)
230 Broadway, Lynnfield, MA 01940-2320

Name of Associated Broker or Dealer
Investors Capital Corporation

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

[Remainder of Page Left Blank Intentionally]

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box [ ] and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$	$
[ ] Common [ ] Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests	$ 32,000,000*2	$ 32,000,000*3
Other (Specify ____)	$	$
Total	$ 32,000,000*2	$ 32,000,000*3

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	536	$ 32,000,000*3
Non-accredited Investors	0	$ 0
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

*2 *This amount includes the Units purchased by the Managing General Partner (Penneco Oil Company, Inc), its affiliates, stockholders, directors, officers and employees.*

*3 *The aggregate dollar amount of purchases of the units as of October 2, 2007 is $32,000,000.*

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	[ ]	$
Printing and Engraving Costs	[ ]	$
Legal Fees	[X]	$ 40,000
Accounting Fees	[ ]	$
Engineering Fees	[ ]	$
Sales Commissions (specify finders' fees separately)	[ ]	$
Other Expenses (identify)	[ ]	$
Total	[X]	$ 40,000

b. Enter the difference between the aggregate offering price given in response to Part C – Question 1 and total expenses furnished in response to Part C – Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $ 31,960,000

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C – Question 4.b above.

		Payments to Officers, Directors, & Affiliates		Payments To Others
Salaries and fees (Legal fees for acquisition)	[ ]	$	[ ]	$
Purchase of real estate	[ ]	$	[ ]	$
Purchase, rental or leasing and installation of machinery and equipment	[ ]	$	[ ]	$
Construction or leasing of plant buildings and facilities	[ ]	$	[ ]	$
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	[ ]	$	[ ]	$
Repayment of indebtedness	[ ]	$	[ ]	$
Working capital	[ ]	$	[ ]	$
Other (specify): Drilling and leasing of developmental and deep oil and gas wells, non-operating interests in oil and gas wells	X]	$ 29,175,000	[X]	$ 2.785.000
Column Totals	X]	$ 29,175,000	[X]	$ 2,785.000
Total Payments Listed (column totals added)		[X] $ 31,960,000		

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
PENNECO DRILLING ASSOCIATES 2007-1 by its Managing Partner, Penneco Oil Company, Inc.	Christopher M. Fiano	10/22/07
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
Christopher M. Fiano	Vice President and Chief Financial Officer of Penneco Oil Company, Inc.	

ATTENTION
Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

END